Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
July 31, 2024
EMD-NPRT3-0924
1.931230.112
Common Stocks - 99.9%
	Shares	Value ($)
Brazil - 11.3%
3R Petroleum Oleo e Gas SA	2,439,500	11,670,990
Afya Ltd. Class A (a)	743,559	13,346,884
Atacadao SA	5,773,094	9,451,456
Caixa Seguridade Participacoes	4,529,890	11,548,671
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	56,300	878,320
Equatorial Energia SA	2,138,507	12,340,703
Hypera SA (a)	2,289,899	11,659,714
Localiza Rent a Car SA	1,349,045	10,453,867
Localiza Rent a Car SA rights 8/1/24 (a)	13,630	27,929
LOG Commercial Properties e Participacoes SA	2,681,456	10,306,455
Orizon Valorizacao de Residuos SA (a)	1,442,010	10,891,272
PRIO SA	1,767,610	15,016,161
Rumo SA	3,624,256	14,192,918
XP, Inc. Class A	586,382	10,032,996
TOTAL BRAZIL		141,818,336
Chile - 1.0%
Banco de Chile sponsored ADR	511,779	12,241,754
China - 19.2%
Airtac International Group	458,330	11,800,023
China Communications Services Corp. Ltd. (H Shares)	26,386,394	13,576,775
China Resources Beer Holdings Co. Ltd.	3,418,083	10,633,398
DouYu International Holdings Ltd. ADR	586,603	9,913,591
Far East Horizon Ltd.	15,163,244	10,344,508
Flat Glass Group Co. Ltd. (b)	7,020,410	10,171,838
Fu Shou Yuan International Group Ltd.	18,217,916	11,425,765
Guangdong Investment Ltd.	21,826,860	11,454,223
Haier Smart Home Co. Ltd. (A Shares)	3,340,261	12,625,884
Haitian International Holdings Ltd.	4,544,227	13,174,033
Hansoh Pharmaceutical Group Co. Ltd. (c)	7,282,308	15,920,160
Li Ning Co. Ltd.	6,025,190	11,259,371
Shenzhen Expressway Co. Ltd. (H Shares)	12,077,465	11,810,265
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,423,087	9,195,195
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,385,673	10,940,511
Sinopec Engineering Group Co. Ltd. (H Shares)	21,712,232	13,839,625
Sinotruk Hong Kong Ltd.	5,997,335	15,774,683
SITC International Holdings Co. Ltd.	5,934,390	13,216,481
Tongdao Liepin Group (a)(b)	11,976,997	3,617,849
TravelSky Technology Ltd. (H Shares)	11,136,719	12,558,093
Tsingtao Brewery Co. Ltd. (H Shares)	1,158,266	7,405,158
TOTAL CHINA		240,657,429
Georgia - 1.1%
Bank of Georgia Group PLC	238,226	13,965,065
Greece - 1.8%
Athens International Airport SA	903,030	7,781,296
OPAP SA	875,990	15,272,927
TOTAL GREECE		23,054,223
Hong Kong - 1.9%
ASMPT Ltd.	1,161,233	12,113,440
WH Group Ltd. (c)	18,384,243	11,953,635
TOTAL HONG KONG		24,067,075
Hungary - 0.8%
Richter Gedeon PLC	367,685	10,482,129
India - 14.5%
Bharat Electronics Ltd.	3,199,923	12,078,852
Computer Age Management Services Private Ltd.	351,220	19,019,988
Deccan Cements Ltd. (d)	745,139	6,405,890
Eicher Motors Ltd.	257,113	15,239,558
Embassy Office Parks (REIT)	3,224,665	13,968,138
Hindustan Aeronautics Ltd.	196,760	11,568,678
Indraprastha Gas Ltd.	1,853,883	12,133,699
ITC Ltd.	2,460,685	14,557,893
Mahanagar Gas Ltd.	602,000	13,442,000
Manappuram Finance Ltd.	5,315,293	13,585,365
Oberoi Realty Ltd.	629,591	14,004,313
Shriram Finance Ltd.	565,207	19,792,215
Torrent Pharmaceuticals Ltd.	425,198	16,107,216
TOTAL INDIA		181,903,805
Indonesia - 1.9%
First Resources Ltd.	9,486,841	10,503,871
PT United Tractors Tbk	8,372,890	13,285,397
TOTAL INDONESIA		23,789,268
Korea (South) - 8.7%
AMOREPACIFIC Corp.	135,010	17,908,816
Coway Co. Ltd.	335,519	15,259,882
Db Insurance Co. Ltd.	188,255	15,186,399
Fila Holdings Corp.	368,715	11,520,746
Hanon Systems	2,736,412	8,869,731
Hansol Chemical Co. Ltd.	87,438	10,385,652
Hyundai Marine & Fire Insurance Co. Ltd.	366,299	9,640,221
SFA Engineering Corp.	477,510	8,819,602
Soulbrain Co. Ltd.	58,867	11,323,965
TOTAL KOREA (SOUTH)		108,915,014
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (a)	130,640	15,354
Mexico - 5.2%
Corporacion Inmobiliaria Vesta S.A.B. de CV	3,362,370	9,846,541
FIBRA Macquarie Mexican (REIT) (c)	5,190,385	8,666,893
Fibra Uno Administracion SA de CV	6,423,936	8,164,822
Grupo Comercial Chedraui S.A.B. de CV	2,050,473	15,281,422
Qualitas Controladora S.A.B. de CV (b)	1,425,263	13,138,032
Regional S.A.B. de CV	1,474,062	10,698,442
TOTAL MEXICO		65,796,152
Philippines - 0.8%
Robinsons Land Corp.	38,856,129	9,844,752
Poland - 0.8%
Dino Polska SA (a)(c)	120,110	10,666,478
Romania - 0.9%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	403,860	10,936,146
Russia - 0.0%
Etalon Group PLC GDR (Reg. S) (a)(e)	167,549	13,330
LSR Group OJSC (a)(e)	67,346	74,159
TCS Group Holding PLC GDR (a)(e)	59,253	82,594
TOTAL RUSSIA		170,083
Saudi Arabia - 2.4%
Bupa Arabia for Cooperative Insurance Co.	249,271	15,307,454
Catrion Catering Holding Co.	460,160	14,227,074
TOTAL SAUDI ARABIA		29,534,528
South Africa - 4.7%
Bidvest Group Ltd./The	916,207	13,751,280
FirstRand Ltd.	3,084,036	13,834,770
Impala Platinum Holdings Ltd.	3,294,900	16,926,599
Mr Price Group Ltd. (b)	1,186,128	14,087,000
TOTAL SOUTH AFRICA		58,599,649
Taiwan - 17.8%
BizLink Holding, Inc.	1,395,748	16,364,897
Chailease Holding Co. Ltd.	2,533,500	11,870,808
Cleanaway Co. Ltd.	1,949,105	10,732,024
E Ink Holdings, Inc.	2,358,780	19,547,661
International Games Systems Co. Ltd.	809,690	18,605,796
King Yuan Electronics Co. Ltd.	3,816,870	12,497,977
Makalot Industrial Co. Ltd.	1,082,557	14,902,730
Nanya Technology Corp.	7,473,900	13,214,481
Nien Made Enterprise Co. Ltd.	1,117,860	13,635,755
Parade Technologies Ltd.	554,735	12,644,781
Poya International Co. Ltd.	819,947	12,878,760
Realtek Semiconductor Corp.	1,035,372	16,404,328
Unimicron Technology Corp.	2,786,504	15,595,410
Wiwynn Corp.	225,590	14,361,272
Yageo Corp.	791,504	19,385,739
TOTAL TAIWAN		222,642,419
Turkey - 1.3%
Mavi Jeans Class B (c)	4,643,692	15,802,525
United Arab Emirates - 2.1%
ADNOC Drilling Co. PJSC	7,633,400	9,144,410
Aldar Properties PJSC	8,355,961	16,812,250
TOTAL UNITED ARAB EMIRATES		25,956,660
United States of America - 1.6%
FirstCash Holdings, Inc.	104,640	11,677,824
Tenaris SA sponsored ADR	274,390	8,736,578
TOTAL UNITED STATES OF AMERICA		20,414,402
Vietnam - 0.1%
FPT Corp.	259,494	1,321,621
TOTAL COMMON STOCKS (Cost $1,106,843,209)		1,252,594,867

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	7,594,077	7,595,595
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	25,979,485	25,982,083
TOTAL MONEY MARKET FUNDS (Cost $33,577,678)		33,577,678

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,140,420,887)	1,286,172,545
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(32,217,926)
NET ASSETS - 100.0%	1,253,954,619

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,009,691 or 5.0% of net assets.

(d)	Affiliated company
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,349,421	286,985,646	320,739,410	1,377,887	(62)	-	7,595,595	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,126,496	133,413,427	118,557,840	356,076	-	-	25,982,083	0.1%
Total	52,475,917	420,399,073	439,297,250	1,733,963	(62)	-	33,577,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Deccan Cements Ltd.	4,283,550	283,827	-	-	-	1,838,513	6,405,890
Total	4,283,550	283,827	-	-	-	1,838,513	6,405,890

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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